February 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FPA Funds Trust (“Registrant”)
1933 Act File No. 33-79858
1940 Act File No. 811-8544

Dear Sir/Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated January 26, 2021, to the Prospectus dated September 4, 2020, for the Supra Institutional Class of the FPA Crescent Fund as filed electronically via EDGAR with the Securities and Exchange Commission on January 26, 2021 (Accession Number: 0001104659-21-007567).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding
Vice President

Enclosures

cc: J. Richard Atwood